PENSION PLANS AND RETIREMENT BENEFITS (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Curtailments/settlements				$ (0.2)
Pension Benefits
Service Cost	$ 2.7	$ 1.3	$ 5.9	2.9
Interest Cost	21.8	20.6	44.2	41.2
Expected return on plans' assets	(39.1)	(35.7)	(78.9)	(71.3)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0.1	0.1	0.1	0.1
Recognized acturial loss	5.0	7.4	10.3	14.9
Curtailments/settlements	0.0	0.0	0.0	0.1
Net periodic benefit (income) cost	(9.5)	(6.3)	(18.4)	(12.1)
Other Postretirement Benefits
Service Cost	0.4	0.3	0.7	0.6
Interest Cost	0.4	0.7	0.9	1.3
Expected return on plans' assets	0.0	0.0	0.0	0.0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0	0.0
Recognized acturial loss	0.8	0.9	1.6	1.8
Curtailments/settlements	0.0	0.0	0.0	0.1
Net periodic benefit (income) cost	$ 1.6	$ 1.9	$ 3.2	$ 3.8